Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of November 2014
Collection Period Start	17-Nov-14	Distribution Date	15-Dec-14
Collection Period End	30-Nov-14	30/360 Days	30
Beg. of Interest Period	17-Nov-14	Actual/360 Days	28
End of Interest Period	15-Dec-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	1,111,354,241.59	1,096,410,494.94	0.9734988
Total Securities		1,126,257,618.08	1,111,354,241.59	1,096,410,494.94	0.9734988
Class A-1 Notes	0.200000%	124,000,000.00	109,096,623.51	94,152,876.86	0.7592974
Class A-2a Notes	0.730000%	137,000,000.00	137,000,000.00	137,000,000.00	1.0000000
Class A-2b Notes	0.404700%	260,000,000.00	260,000,000.00	260,000,000.00	1.0000000
Class A-3 Notes	1.120000%	296,000,000.00	296,000,000.00	296,000,000.00	1.0000000
Class A-4 Notes	1.290000%	129,050,000.00	129,050,000.00	129,050,000.00	1.0000000
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	14,943,746.65	16,970.59	120.5140859	0.1368596
Class A-2a Notes	0.00	83,341.67	0.0000000	0.6083334
Class A-2b Notes	0.00	81,839.33	0.0000000	0.3147667
Class A-3 Notes	0.00	276,266.67	0.0000000	0.9333333
Class A-4 Notes	0.00	138,728.75	0.0000000	1.0750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	14,943,746.65	597,147.01

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				12,223,153.20
Monthly Interest				3,867,655.64
Total Monthly Payments				16,090,808.84

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				678,658.80
Aggregate Sales Proceeds Advance				165,987.63
Total Advances				844,646.43

Vehicle Disposition Proceeds:
Reallocation Payments				350,190.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				2,909,119.88
Excess Wear and Tear and Excess Mileage				432.61
Remaining Payoffs				0.00
Net Insurance Proceeds				734,646.62
Residual Value Surplus				4,437.56
Total Collections				20,934,281.94

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	140,625.00			7
Involuntary Repossession	18,940.00			1
Voluntary Repossession	190,625.00			10
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		729,148.60		35
Customer Payoff			54,940.63	2
Grounding Dealer Payoff			2,076,430.18	76
Dealer Purchase			760,030.93	25
Total	350,190.00	729,148.60	2,891,401.74	156

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of November 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	49,947	1,299,937,157.35	7.00000%	1,111,354,241.59
Total Depreciation Received		(14,893,429.99)		(11,022,017.21)
Principal Amount of Gross Losses	(51)	(1,320,648.45)		(1,162,870.26)
Repurchase / Reallocation	-	-		-
Early Terminations	(6)	(158,499.10)		(136,199.72)
Scheduled Terminations	(107)	(2,950,443.83)		(2,622,659.46)
Pool Balance - End of Period	49,783	1,280,614,135.98		1,096,410,494.94

Remaining Pool Balance
Lease Payment				447,119,743.63
Residual Value				649,290,751.31
Total				1,096,410,494.94

III. DISTRIBUTIONS

Total Collections					20,934,281.94
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					20,934,281.94

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					225,675.04
3. Reimbursement of Sales Proceeds Advance					80,100.07
4. Servicing Fee:
Servicing Fee Due					926,128.53
Servicing Fee Paid					926,128.53
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,231,903.64

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					16,970.59

Class A-1 Notes Monthly Interest Paid					16,970.59
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					83,341.67

Class A-2 Notes Monthly Interest Paid					83,341.67
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					81,839.33

Class A-2 Notes Monthly Interest Paid					81,839.33
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					276,266.67

Class A-3 Notes Monthly Interest Paid					276,266.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of November 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	138,728.75

Class A-4 Notes Monthly Interest Paid	138,728.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	597,147.01
Total Note and Certificate Monthly Interest Paid	597,147.01
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	19,105,231.29

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	14,943,746.65

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	14,943,746.65
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,161,484.64

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of November 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,631,288.09
Required Reserve Account Amount			16,893,864.27
Beginning Reserve Account Balance			12,315,880.78
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			12,315,880.78
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,161,484.64
Gross Reserve Account Balance			16,477,365.42
Remaining Available Collections Released to Seller			0.00
Total Ending Reserve Account Balance			16,477,365.42

V. POOL STATISTICS

Weighted Average Remaining Maturity			27.20
Monthly Prepayment Speed			48%
Lifetime Prepayment Speed			49%

	$		units
Recoveries of Defaulted and Casualty Receivables		944,547.74
Securitization Value of Defaulted Receivables and Casualty Receivables		1,162,870.26	51
Aggregate Defaulted and Casualty Gain (Loss)		(218,322.52)
Pool Balance at Beginning of Collection Period		1,111,354,241.59
Net Loss Ratio		-0.0196%

Cumulative Net Losses for all Periods		0.0281%	316,957.81

Delinquent Receivables:	Amount		Number
31-60 Days Delinquent		4,686,854.46	201
61-90 Days Delinquent		788,453.57	35
91-120+ Days Delinquent		0.00	0
Total Delinquent Receivables:		5,475,308.03	236
60+ Days Delinquencies as Percentage of Receivables		0.07%

Aggregate Sales Performance of Auctioned Vehicles	$		units
Sales Proceeds		140,625.00	7
Securitization Value		155,983.96
Aggregate Residual Gain (Loss)		(15,358.96)

Cumulative Sales Performance of Auctioned Vehicles	$		units
Cumulative Sales Proceeds		248,076.00	12
Cumulative Securitization Value		284,760.07
Cumulative Residual Gain (Loss)		(36,684.07)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			135,681.00
Reimbursement of Outstanding Advance			80,100.07
Additional Advances for current period			165,987.63
Ending Balance of Residual Advance			221,568.56

Beginning Balance of Payment Advance			888,870.82
Reimbursement of Outstanding Payment Advance			225,675.04
Additional Payment Advances for current period			678,658.80
Ending Balance of Payment Advance			1,341,854.58

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of November 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No